Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Global Income Builder Fund

Di Kumble and Kevin Bliss have been added as portfolio managers of the fund and, together with John D. Ryan and Darwei Kung, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for John D. Ryan and Darwei Kung is provided as of October 31, 2016, and the information for Di Kumble and Kevin Bliss is provided as of September 30, 2017:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
John D. Ryan	$0	$10,001 - $50,000
Darwei Kung	$10,001 - $50,000	$100,001 - $500,000
Di Kumble	$0	$10,001 - $50,000
Kevin Bliss	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	11	$4,849,889,321	0	$0
Darwei Kung	13	$4,922,703,286	0	$0
Di Kumble	9	$7,397,299,357	0	$0
Kevin Bliss	3	$506,072,405	0	$0

December 4, 2017

SAISTKR-394

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
John D. Ryan	0	$0	0	$0
Darwei Kung	0	$0	0	$0
Di Kumble	0	$0	0	$0
Kevin Bliss	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Toal Assets of Performance-Based Fee Accounts
John D. Ryan	0	$0	0	$0
Darwei Kung	1	$260,000,000	0	$0
Di Kumble	18	$4,659,152,639	0	$0
Kevin Bliss	0	$0	0	$0

Please Retain This Supplement for Future Reference